      As filed with the Securities and Exchange Commission on or about
                              November 26, 1997

                                        Securities Act Registration No. 33-70764
                                Investment Company Act Registration No. 811-8100

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
               Pre-Effective Amendment No.                              [ ]
                                            ---
               Post-Effective Amendment No. 15                          [X]
                                            ---
                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
               Amendment No. 16                                         [X]
                             ---
                        (Check appropriate box or boxes)

                           STRONG EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


        100 Heritage Reserve
      Menomonee Falls, Wisconsin                              53051
   (Address of Principal Executive Offices)                (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                                Thomas P. Lemke
                        Strong Capital Management, Inc.
                              100 Heritage Reserve
                       Menomonee Falls, Wisconsin  53051
                    (Name and Address of Agent for Service)


     It is proposed that this filing will become effective (check appropriate box).

           [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
           [X]    on November 30, 1997 pursuant to paragraph (b) of Rule 485
           [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
           [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
           [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
           [ ]    on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Master Investment Portfolio has also executed this Registration Statement with respect to Strong Index 500 Fund, a series fund of Registrant.

                           STRONG EQUITY FUNDS, INC.
                             CROSS-REFERENCE SHEET

     This Post-Effective Amendment to the Registration Statement of Strong Equity Funds, Inc., which is currently comprised of six funds, relates only to Strong Index 500 Fund, which is filing its four to six month financial statements through this Amendment. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect any of the separate Prospectuses and Statements of Additional Information contained in Post-Effective Amendment Nos. 12 & 13.

                             Strong Index 500 Fund

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                       Caption or Subheading in Prospectus or
                Item No. on Form N-1A                    Statement of Additional Information
                ---------------------                    -----------------------------------
PART A - Information Required in Prospectus

1. Cover Page                                           Cover Page

2. Synopsis                                             Expenses

3. Condensed Financial Information                      Financial Highlights

4. General Description of Registrant                    Investment Objective and Policies;
                                                        Implementation of Policies and Risks;
                                                        Master/Feeder Structure; About the Fund
                                                        - Organization; Appendix - Additional
                                                        Investment Policies

5. Management of the Fund                               About the Fund - Management

5A.  Management's Discussion of Fund Performance        Inapplicable

6. Capital Stock and Other Securities                   About the Fund - Organization, -
                                                        Distributions and Taxes; Shareholder
                                                        Manual - Shareholder Services

7. Purchase of Securities Being Offered                 Shareholder Manual - How to Buy Shares,
                                                        - Determining Your Share Price, -
                                                        Shareholder Services

8. Redemption or Repurchase                             Shareholder Manual - How to Sell Shares,
                                                        - Determining Your Share Price, -
                                                        Shareholder Services

9. Pending Legal Proceedings                            Inapplicable

PART B - Information Required in Statement of Additional Information

10. Cover Page                                          Cover page

11. Table of Contents                                   Table of  Contents

                                                         Caption or Subheading in Prospectus or
                Item No. on Form N-1A                     Statement of Additional Information
                ---------------------                     -----------------------------------
12. General Information and History                     *

13. Investment Objectives and Policies                  Investment Restrictions; Investment
                                                        Policies and Techniques

14. Management of the Fund                              Directors and Officers of the Fund

15. Control Persons and Principal Holders of            Principal Shareholders; Directors and
    Securities                                          Officers of the Fund

16. Investment Advisory and Other Services              Investment Advisor; Administrator and
                                                        Placing Agent of the Master Portfolio;
                                                        Distributor of the Fund; About the Fund
                                                        - Management (in Prospectus);
                                                        Custodian; Transfer Agent and
                                                        Dividend-Disbursing Agent; Shareholder
                                                        Servicing Agent; Independent
                                                        Accountants; Legal Counsel

17. Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage

18. Capital Stock and Other Securities                  Included in Prospectus under the
                                                        heading About the Fund - Organization
                                                        and in the Statement of Additional
                                                        Information under the heading Fund
                                                        Organization and Master Portfolio
                                                        Organization

19. Purchase, Redemption and Pricing of Securities      Included in Prospectus under the
    Being Offered                                       headings:  Shareholder Manual - How to
                                                        Buy Shares, - Determining Your Share
                                                        Price, - How to Sell Shares, -
                                                        Shareholder Services; and in the
                                                        Statement of Additional Information
                                                        under the headings: Additional Shareholder
                                                        Information; Determination of Net Asset Value

20. Tax Status                                          Included in Prospectus under the
                                                        heading About the Fund - Distributions
                                                        and Taxes; and in the Statement of
                                                        Additional Information under the
                                                        heading Taxes

21. Underwriters                                        Fund Distributor; Administrator and
                                                        Placing Agent of the Master Portfolio

22. Calculation of Performance Data                     Performance Information

23. Financial Statements                                Financial Statements

* Complete answer to Item is contained in the Fund's Prospectus.

                                     PART A

                                   PROSPECTUS

                             STRONG INDEX 500 FUND

Incorporated by Reference to the Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 33-70764), which was filed with the Securities and Exchange Commission on or about April 28, 1997 (Edgar Reference 0000950137-97-001632).

           Please file this Prospectus Supplement with your records.

                             STRONG INDEX 500 FUND

                   Supplement to Prospectus dated May 1, 1997


FINANCIAL HIGHLIGHTS

     The following Financial Highlights for the Strong Index 500 Fund are based upon the unaudited period from May 1, 1997 (inception) through August 31, 1997.



SELECTED PER SHARE DATA (a)
---------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.00
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
   Net Investment Income                                 0.04
   Net Realized and Unrealized Gains on Investments      1.28
                                                      -------
Total from Investment Operations                         1.32
LESS DISTRIBUTIONS
------------------
   From Net Investment Income                           (0.01)
                                                      -------
Total Distributions                                     (0.01)
                                                      -------
NET ASSET VALUE, END OF PERIOD                        $ 11.31
                                                      =======
Total Return                                            +13.2%*
RATIOS AND SUPPLEMENTAL DATA
----------------------------
Net Assets, End of Period (In Thousands)              $11,614
Ratio of Expenses to Average Net Assets                   0.4%**
Ratio of Expenses to Average Net Assets Without
 Waivers                                                  0.7%**
Ratio of Net Investment Income to Average Net Assets      1.6%**


(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
*     Total return is not annualized.
**    Calculated on an annualized basis.


          The date of this Prospectus Supplement is November 30, 1997.

                      STATEMENT OF ADDITIONAL INFORMATION



                             STRONG INDEX 500 FUND
                                 P.O. Box 2936
                           Milwaukee, Wisconsin 53201
                           Telephone:  (414) 359-1400
                           Toll-Free:  (800) 368-3863



     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of Strong Market Index Fund (the "Fund"), which is a series of Strong Equity Funds, Inc., dated May 1, 1997. Requests for copies of the Prospectus should be made by calling one of the numbers listed above. THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE S&P 500 INDEX MASTER PORTFOLIO (THE "MASTER PORTFOLIO"), WHICH IS A SERIES OF MASTER INVESTMENT PORTFOLIO ("MIP"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY.


     The Master Portfolio has substantially the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Directors of the Fund determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Fund's Board of Directors would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's Prospectus and this Statement of Additional Information ("SAI").





         This Statement of Additional Information is dated May 1, 1997, as supplemented November 30, 1997.

                             STRONG INDEX 500 FUND



      TABLE OF CONTENTS                                              PAGE

      INVESTMENT RESTRICTIONS...........................................3
      INVESTMENT POLICIES AND TECHNIQUES................................6
        Unrated, Downgraded and Below Investment Grade Investments......6
        Letters of Credit...............................................7
        When-Issued Securities..........................................7
        Loans of Portfolio Securities...................................7
        Futures Contracts...............................................8
        Investment  in Warrants.........................................9
      DIRECTORS AND OFFICERS OF THE FUND................................9
        Directors and Officers of the Fund..............................9
      PRINCIPAL SHAREHOLDERS...........................................11
      INVESTMENT ADVISOR...............................................11
      ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO........12
      DISTRIBUTOR OF THE FUND..........................................12
      PORTFOLIO TRANSACTIONS AND BROKERAGE.............................13
      CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT.....................14
      FUND TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT................14
      FUND SHAREHOLDER SERVICING AGENT.................................15
      MASTER PORTFOLIO TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT....15
      TAXES............................................................15
      DETERMINATION OF NET ASSET VALUE.................................16
      ADDITIONAL SHAREHOLDER INFORMATION...............................16
      FUND ORGANIZATION................................................17
      MASTER PORTFOLIO ORGANIZATION....................................18
      PERFORMANCE INFORMATION..........................................18
      GENERAL INFORMATION..............................................23
      INDEPENDENT ACCOUNTANTS..........................................25
      LEGAL COUNSEL....................................................25
      FINANCIAL STATEMENTS.............................................25
      -------------------------------------------------------------------



                     ______________________________________


     No person has been authorized to give any information or to make any representations other than those contained in the Prospectus dated May 1, 1997, and in this Statement of Additional Information dated May 1, 1997, as supplemented November 30, 1997, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund.


 This Statement of Additional Information does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS

     The investment objective of the Fund is to seek to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies. The Fund's investment objective and policies are described in detail in the Prospectus under the caption "Investment Objective and Policies." The following are the Fund's fundamental investment limitations which cannot be changed without shareholder approval.

The Fund :

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

3.   May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

     The following are the Fund's non-fundamental operating policies which may be changed by the Board of Directors of the Fund without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange
     Act), do not exceed 5% of the Fund's net assets.

6. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

7.   Make any loans other than loans of portfolio securities, except through
     (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

     Except for the fundamental investment limitations listed above and the Fund's investment objective, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Fund's Board of Directors. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

     The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities.

The Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

3. invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees.

7. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities; or
     (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently larger than 25% or more of its total assets would be invested in a single industry.

9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) and non-fundamental policies
     (2) and (3), may be deemed to give rise to a senior security.

10. purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

     The Master Portfolio is subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of the Master Portfolio without the approval of the holders of the Master Portfolio's outstanding securities.

The Master Portfolio may not:

1. invest in the securities of a company for the purpose of exercising management or control, but the Master Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

2. pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

3. purchase, sell or write puts, calls or combinations thereof, except as may be described in the Master Portfolio's offering documents.

4. purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) unless the securities are fully guaranteed or insured by the U.S. government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

5. enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Master Portfolio's net assets would be so invested.

6. purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

7. purchase or retain securities of any issuer if the officers or trustees of the Master Portfolio or officers or directors of any affiliated investment companies or the investment advisor owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets except with respect to compliance with fundamental investment limitation number 5, will not constitute a violation of such restriction.

                       INVESTMENT POLICIES AND TECHNIQUES

     The following information supplements the discussion of the Fund's investment objective, policies and techniques that are described in detail in the Prospectus under the captions "Investment Objective and Policies" and "Appendix - Additional Investment Policies."

UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS

     The Master Portfolio may purchase instruments that are not rated if, in he opinion of the advisor, Barclays Global Fund Advisors ("BGFA"), such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the SAI Appendix.

     Because the Master Portfolio is not required to sell downgraded securities, the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities.

     Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.

     Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

LETTERS OF CREDIT

     Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment advisor, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.

WHEN-ISSUED SECURITIES

     Certain of the securities in which the Master Portfolio may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Master Portfolio only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.
When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Master Portfolio currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Master Portfolio will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

LOANS OF PORTFOLIO SECURITIES

     The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash or liquid securities equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether to lend a security to a particular broker, dealer or financial institution, BGFA will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio will be subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Fund, MIP, BGFA, Stephens (the Master Portfolio's underwriter), or Strong Funds Distributors, Inc. (the Fund's distributor "Distributors").

FUTURES CONTRACTS

     The Master Portfolio may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which the Master Portfolio invests. In managing its cash flows, the Master Portfolio also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. At the time it enters into a futures transaction, the Master Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually "marked to market."

     The Master Portfolio may engage only in futures contract transactions involving (i) the sale of a futures contract (i.e., short positions) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio holds a short position having the same delivery month (i.e., a long position offsetting a short position); or
(iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When the Master Portfolio purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.

     If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio will experience gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permit the Master Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Master Portfolio (e.g., from purchases and redemptions of Master Portfolio shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Master Portfolio expects to apply a portion of its cash or cash equivalents maintained for liquidity needs to such activities.

     Transactions by the Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

     In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolio will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such 5%.

INVESTMENT  IN WARRANTS

     The Master Portfolio may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.

                       DIRECTORS AND OFFICERS OF THE FUND

DIRECTORS AND OFFICERS OF THE FUND

     Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director and officer who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each director and officer holds the same position with the 25 registered open-end management investment companies consisting of 44 mutual funds (the "Strong Funds"), which are managed by Strong Capital Management, Inc. ("Strong"). The Strong Funds, in the aggregate, pays each Director who is not a director, officer, or employee of Strong, or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each Strong Fund. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other directors and officers of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.


*RICHARD S. STRONG (DOB 5/12/42), Chairman of the Board and Director of the
Fund.

     Prior to August 1985, Mr. Strong was Chief Executive Officer of Strong, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of Strong. In October 1991, Mr. Strong also became the Chairman of Strong. Mr. Strong is a director of Strong. Mr. Strong has been in the investment management business since 1967. Mr. Strong has served the Fund as a director and Chairman of the Board since April 1997.

MARVIN E. NEVINS (DOB 7/9/18), Director of the Fund.

     Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. From July 1983 to December 1986, he was Chairman of General Casting Corp., Waukesha, Wisconsin, a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin. Mr. Nevins has served the Fund as a director since April 1997.

WILLIE D. DAVIS (DOB 7/24/34), Director of the Fund.

     Mr. Davis has been director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, YMCA Metropolitan - Los Angeles since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, L.A. Gear (a footwear/sportswear company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980, Marquette University since 1988, and Occidental College since 1990. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a director of the Fireman's Fund (an insurance company) from 1975 until 1990. Mr. Davis has served the Fund as a director since April 1997.

STANLEY KRITZIK (DOB 1/9/30), Director of the Fund.

     Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992. Mr. Kritzik has served the Fund as a director since April 1997.

WILLIAM F. VOGT (DOB 7/19/47), Director of the Fund.

     Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives. Mr. Vogt has served the Fund as a director since April 1997.

LAWRENCE A. TOTSKY (DOB 5/6/59), C.P.A., Vice President of the Fund.

     Mr. Totsky has been Senior Vice President of Strong since September 1994. Mr. Totsky served as Vice President of Strong from December 1992 to September 1994. Mr. Totsky acted as Strong's Manager of Shareholder Accounting and Compliance from June 1987 to June 1991 when he was named Director of Mutual Fund Administration. Mr. Totsky has served the Fund as a Vice President since April 1997.

THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Fund.

     Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of Strong since September 1994. For two years prior to joining Strong, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford C. Bernstein Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington, D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble & Wagner. From August 1979 until December 1986, Mr. Lemke worked at the Securities and Exchange Commission, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October 1984). Mr. Lemke has served the Fund as a Vice President since April 1997.

STEPHEN J. SHENKENBERG (DOB  6/14/58), Vice President and Secretary of the
Fund.

     Mr. Shenkenberg has been Deputy General Counsel to Strong since November 1996. From December 1992 until November 1996, Mr. Shenkenberg acted as Associate Counsel to Strong. From June 1987 until December 1992, Mr. Shenkenberg was an attorney for Godfrey & Kahn, S.C., a Milwaukee law firm. Mr. Shenkenberg has served the Fund as a Vice President and as Secretary since April 1997.

JOHN S. WEITZER (DOB 10/31/67), Vice President of the Fund.

     Mr. Weitzer has been an Associate Counsel to Strong since July 1993. Mr. Weitzer has served the Fund as a Vice President since April 1997.




JOHN A. FLANAGAN (DOB 6/5/46), Treasurer of the Fund.

     Mr. Flanagan has been Senior Vice President of the Advisor since April 1997. For three years prior to joining the Advisor, Mr. Flanagan was a Partner with Coopers & Lybrand L.L.P. (an international professional services firm). From November 1992 to April 1994, Mr. Flanagan was an independent consultant. From October 1970 to November 1992, Mr. Flanagan was with Ernst & Young (an international professional services firm), most notably as Partner in charge of the Investment Company Practice of that firm's Boston office from 1982 to 1992. Mr. Flanagan has served as the Treasurer of the Fund since April 1997.

     Except for Messrs. Nevins, Davis, Kritzik and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 34108. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301, Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.

     In addition to the positions listed above, the following individuals also hold the following positions with Strong Holdings, Inc. ("Holdings"), a Wisconsin corporation and subsidiary of Strong; Strong Funds Distributors, Inc., the Fund's underwriter ("Distributors"), Heritage Reserve Development Corporation ("Heritage"), and Strong Service Corporation ("SSC"), each of which is a Wisconsin corporation and subsidiary of Holdings; Fussville Real Estate Holdings L.L.C. ("Real Estate Holdings") and Sherwood Development L.L.C. ("Sherwood"), each of which is a Wisconsin Limited Liability Company and subsidiary of Strong and Heritage; and Fussville Development L.L.C. ("Fussville Development"), a Wisconsin Limited Liability Company and subsidiary of Strong and Real Estate Holdings:

RICHARD S. STRONG:

      CHAIRMAN AND A DIRECTOR - Holdings and Distributors (since October 1993); Heritage (since January 1994); and SSC (since November 1995).

      CHAIRMAN AND A MEMBER OF THE MANAGING BOARD - Real Estate Holdings and Fussville Development (since December 1995 and February 1994, respectively); and Sherwood (since October 1994).




THOMAS P. LEMKE:

      VICE PRESIDENT - Holdings, Heritage, Real Estate Holdings, and Fussville Development (since December 1995); Distributors (since October 1996); Sherwood (since October 1994); and SSC (since November 1995).

STEPHEN J. SHENKENBERG:

      VICE PRESIDENT AND SECRETARY - Distributors (since December 1995).

      SECRETARY - Holdings, Heritage, Fussville Development, Real Estate Holdings, and Sherwood (since December 1995); and SSC (since November
      1995).


     As of April 30, 1997, the officers and directors of the Fund did not own any of the Fund's shares.

                             PRINCIPAL SHAREHOLDERS

     As of April 30, 1997, no one owned of record and beneficially any shares of the Fund.

                               INVESTMENT ADVISOR

     The advisor to the Master Portfolio is Barclays Global Fund Advisors ("BGFA"). BGFA is an indirect subsidiary of Barclays Bank PLC. Pursuant to an Investment Advisory Contract dated January 1, 1996 (the "Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.

     BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services to the Master Portfolio. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.

     The Advisory Contract for the Master Portfolio provides that if, in any fiscal year, the total expenses of the Master Portfolio (excluding taxes, interest, brokerage commissions and its extraordinary expenses but including the fees provided for in the Advisory Contract) exceed the most restrictive expense limitation applicable to the Master Portfolio imposed by the securities laws or regulations of the states having jurisdiction over the Master Portfolio, BGFA shall waive its fees under the Advisory Contract for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of its fees.

     BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

     The Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's Boards of Trustees and (ii) by a majority of the Trustees of the Master Portfolio who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

           ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO

     Stephens and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolio. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolio, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Master Portfolio, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Master Portfolio's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Master Portfolio's trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the Advisory Contract, Stephens and BGI bears substantially all costs of the Master Portfolio and the Master Portfolio's operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the disinterested trustees of the Master Portfolio deem to be an extraordinary expense.

     Stephens also acts as the placement agent of Master Portfolio's shares pursuant to a Placement Agency Agreement (the "Placement Agency Agreement") with the Master Portfolio.

                            DISTRIBUTOR OF THE FUND

     Under a Distribution Agreement with the Fund dated April 30, 1997, Strong Funds Distributors, Inc. ("Distributors"), a subsidiary of Strong, acts as underwriter of the Fund's shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing Prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of Strong and controlled by Strong and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

     From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of a Fund's shares.

These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals and lodging. As required by the National Association of Securities Dealers, Inc. or NASD's proposed rule amendments in this area, any in-house sales incentive program will be multi-product oriented, i.e., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Portfolio's Board of Trustees, BGFA as advisor, is responsible for the Master Portfolio's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best results taking into account the broker/dealer's general execution and operational facilities, the type of transaction involved and other factors such as the broker/dealer's risk in positioning the securities involved. While BGFA generally seek reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

     Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that BGFA manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When BGFA determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by BGFA, BGFA undertakes to allocate those transactions among the participants equitably.

     Under the 1940 Act, persons affiliated with the Master Portfolio such as Stephens, BGFA and their affiliates are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

     Except in the case of equity securities purchased by the Master Portfolio, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolio also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, money market securities, adjustable rate mortgage securities ("ARMS"), municipal obligations, and collateralized mortgage obligations ("CMOs") are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of the Master Portfolio, BGFA is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that BGFA seeks to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While BGFA generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Master Portfolio's Board of Trustees.

     Certain of the brokers or dealers with whom the Master Portfolio may transact business offers commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

     The portfolio turnover rate for the Master Portfolio generally is not expected to exceed 50%. This portfolio turnover rate will not be a limiting factor when BGFA deems portfolio changes appropriate.


                  CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT

     Investors Bank & Trust Company ("IBT") located at 89 South Street, Boston, MA 02111, serves as custodian of the assets of the Fund and Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian is in no way responsible for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent.

               FUND TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Strong acts as transfer agent and dividend-disbursing agent for the Fund. Strong is compensated based on an annual fee per open account of $21.75 for the Fund, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. Strong also receives an annual fee per closed account of $4.20 from the Fund. In addition, Strong provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.

     From time to time, the Fund, directly or indirectly through arrangements with Strong, and/or Strong may pay amounts to third parties that provide transfer agent and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying Strong for providing these services to Fund shareholders.

      On July 12, 1994, the Securities and Exchange Commission (the "SEC") filed an administrative action (the "Order") against Strong, Mr. Strong, and another employee of Strong in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that Strong and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that Strong violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting Strong's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of Strong owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and Strong agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

     On June 6, 1996, the Department of Labor (the "DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) (the "Consent Judgment").

Under the terms of the Consent Judgment, Strong agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on Strong's financial position or operations.

                        FUND SHAREHOLDER SERVICING AGENT

     Under a Shareholder Servicing Agreement with the Fund dated April 30, 1997, Strong acts as shareholder servicing agent for the Fund. As shareholder servicing agent, Strong provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Fund's shares;
(viii) monitoring the activities of the Fund's transfer agent related to shareholders' accounts, and to statements, confirmations or other reports furnished to shareholders by the Fund's transfer agent; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

     As compensation for its services, the Fund pays Strong a monthly fee based on a percentage of the Fund's average daily net asset value. The annual rate is 0.25%. From time to time, Strong may voluntarily waive all or a portion of its shareholder servicing fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.

         MASTER PORTFOLIO TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     Wells Fargo Bank, 525 Market Street, San Francisco, CA 94163, acts as transfer agent and dividend-disbursing agent for the Master Portfolio.


                                     TAXES

GENERAL

     As indicated under "About the Fund - Distributions and Taxes" in the Prospectus, the Fund intends to continue to qualify annually for treatment as a regulated investment company ("RIC") under the Internal Revenue Code (the "Code"). This qualification does not involve government supervision of the Fund's management practices or policies.

     In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities of those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following that were held for less than three months -- options or futures (other than those on foreign currencies), or foreign currencies (or options, futures, or forward contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) ("30% Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. From time to time, BGFA may find it necessary to make certain types of investments for the purpose of ensuring that the Master Portfolio, and therefore the Fund, continues to qualify for treatment as a RIC under the Code. For purposes of complying with these qualification requirements the Fund will be deemed to own a proportionate share of the Master Portfolio.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     The foregoing federal tax discussion as well as the tax discussion contained within the Prospectus under "About the Fund - Distributions and Taxes" is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.

                        DETERMINATION OF NET ASSET VALUE

     As set forth in the Prospectus under the caption "Shareholder Manual - Determining Your Share Price," the net asset value of each Fund will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.


                       ADDITIONAL SHAREHOLDER INFORMATION

TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES AND AUTOMATIC EXCHANGE PLAN

     The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone, providing written confirmations of such transactions to the address of record, and tape recording telephone instructions.

RETIREMENT PLANS

Individual Retirement Account (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred IRA. The Strong Funds offer a prototype plan for you to establish your own IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your IRA (or up to $4,000 between your IRA and your non-working spouses' IRA). Under certain circumstances, your contribution will be deductible.

Direct Rollover IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or Code section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.

Simplified Employee Pension Plan (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

Salary Reduction Simplified Employee Pension Plan (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals help lower the employees' taxable income. Please note that you may no longer open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 31, 1997 may still open accounts for new employees.

Simplified Incentive Match Plan for Employees (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

Defined Contribution Plan: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(k) Plan: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(b)(7) Plan: A tax-sheltered custodial account designed to qualify under section 403(b)(7) of the Code is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.


                               FUND ORGANIZATION

     The Fund is a series of common stock of Strong Equity Funds, Inc., (formerly known as Strong Growth Funds, Inc.) a Wisconsin corporation (the "Corporation"). The Corporation was incorporated on December 28, 1990 and is authorized to issue an indefinite number of shares of common stock and series and classes of series of shares of common stock, with a par value of .00001 per share. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Corporation's Articles of Incorporation provides that if additional classes of shares are issued by the Fund, such new classes of shares may not affect the preferences, limitations or relative rights of the Fund's outstanding shares. In addition, the Corporation's Board is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Fractional shares have the same rights proportionately as do full shares. Shares of the Fund have no preemptive, conversion, or subscription rights. The Corporation currently has five series of common stock outstanding, each with an indefinite number of authorized shares. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by a custodian, and in effect each series will be a separate fund.

     The Wisconsin Business Corporation Law permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

     The Corporation's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary of the Corporation shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Corporation of such costs, the Corporation shall give not less than ten nor more than sixty days notice of the special meeting.


                         MASTER PORTFOLIO ORGANIZATION

     The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

     The Declaration of Trust further provide that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

     The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

     In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

                            PERFORMANCE INFORMATION

     As described under "About the Fund - Performance Information" in the Prospectus, the Fund's historical performance or return may be shown in the form of "average annual total return," "total return," and "cumulative total return." From time to time, Strong may voluntarily waive all or a portion of its shareholder servicing fee and/or absorb certain expenses for the Fund.

AVERAGE ANNUAL TOTAL RETURN

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over these periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                        P (1 + T)n = ERV

                P =  a hypothetical initial payment of $10,000.
                T = average annual total return.
                n =  number of years.
               ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning of the stated periods at the end of the stated periods.

TOTAL RETURN

     Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN

     Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

     The Fund's performance figures are based upon historical results and do not represent future performance. Each Fund's shares are sold at net asset value per share. The Fund's returns and net asset value will fluctuate and shares are redeemable at the then current net asset value of the Fund, which may be more or less than original cost. Factors affecting the Fund's performance include general market conditions, operating expenses, and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.

COMPARISONS

(1)  U.S. TREASURY BILLS, NOTES, OR BONDS
     Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes or bonds, which are issued by the U.S. government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

(2)  CERTIFICATES OF DEPOSIT
     Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

(3)  MONEY MARKET FUNDS
     Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

(4) LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS
     From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds, with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

(5)  MORNINGSTAR, INC.
     The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

(6)  INDEPENDENT SOURCES
     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for Fund performance information and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Morningstar, Inc., Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

(7)  INDICES
     The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by certain indices.

(8)  HISTORICAL ASSET CLASS RETURNS
     From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

(9)  STRONG FAMILY OF FUNDS
     The Strong Family of Funds offers a comprehensive range of conservative to aggressive investment options. Members of the Strong Family and their investment objectives are listed below.


FUND NAME                     INVESTMENT OBJECTIVE
---------------------------  -----------------------------------------------------------------
Strong Money Market Fund     Current income, a stable share price, and daily
                             liquidity.
---------------------------  -----------------------------------------------------------------
Strong Heritage Money Fund   Current income, a stable share price, and daily
                             liquidity.
---------------------------  -----------------------------------------------------------------
Strong Municipal Money       Federally tax-exempt current income, a stable
Market Fund                  share-price, and daily liquidity.
---------------------------  -----------------------------------------------------------------
Strong Municipal Advantage   Federally tax-exempt current income with a very
Fund                         low degree of share-price fluctuation.
---------------------------  -----------------------------------------------------------------
Strong Advantage Fund        Current income with a very low degree of share-
                             price fluctuation.
---------------------------  -----------------------------------------------------------------
Strong Short-Term            Total return by investing for a high level of
Municipal Bond Fund          federally tax-exempt current income with a low
                             degree of share-price fluctuation.
---------------------------  -----------------------------------------------------------------

                             Total return by investing for a high level of current income
Strong Short-Term Bond Fund  with a low degree of share-price fluctuation.
---------------------------  -----------------------------------------------------------------
Strong Short-Term Global     Total return by investing for a high level of income with a low
Bond Fund                    degree of share-price fluctuation.
---------------------------  -----------------------------------------------------------------
Strong Government            Total return by investing for a high level of current income
Securities Fund              with a moderate degree of share-price fluctuation.

---------------------------  -----------------------------------------------------------------
Strong Municipal Bond Fund   Total return by investing for a high level of federally
                             tax-exempt current income with a moderate degree of share-price fluctuation.
--------------------------   -----------------------------------------------------------------
Strong Corporate Bond Fund   Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
--------------------------   -----------------------------------------------------------------
Strong High-Yield Municipal  Total return by investing for a high level of
Bond Fund                    federally tax-exempt Bond Fund current income.
--------------------------   -----------------------------------------------------------------
Strong High-Yield Bond       Total return by investing for a
Fund                         high level of current income and capital growth.
--------------------------   -----------------------------------------------------------------
Strong International Bond    High total return by investing for both income and capital
Fund                         growth.
--------------------------   -----------------------------------------------------------------
Strong Asset Allocation      High total return consistent with reasonable risk over the
Fund                         long term.
--------------------------   -----------------------------------------------------------------
Strong Equity Income Fund    Total return by investing for both income and capital growth.
--------------------------   -----------------------------------------------------------------
Strong American Utilities    Total return by investing for both income and
Fund                         capital growth.
--------------------------   -----------------------------------------------------------------
Strong Total Return Fund     High total return by investing
                             for capital growth and income.
--------------------------   -----------------------------------------------------------------
Strong Growth and Income     High total return by investing for capital growth and income.
Fund
--------------------------   -----------------------------------------------------------------
Strong Index 500 Fund        To approximate  as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
--------------------------   -----------------------------------------------------------------
Strong Schafer Value         Long-term capital appreciation principally through investment in
Fund                         common stocks and other equity securities. Current income is a secondary objective.
--------------------------   -----------------------------------------------------------------
Strong Value Fund            Capital growth.
--------------------------   -----------------------------------------------------------------
Strong Opportunity           Capital growth.
Fund
--------------------------   -----------------------------------------------------------------
Strong Mid Cap Fund          Capital growth.
--------------------------   -----------------------------------------------------------------
Strong Common Stock Fund     Capital growth.
--------------------------   -----------------------------------------------------------------
Strong Growth Fund           Capital growth.
--------------------------   -----------------------------------------------------------------
Strong Discovery Fund        Capital growth.
--------------------------   -----------------------------------------------------------------
Strong Small Cap Fund        Capital growth.
--------------------------   -----------------------------------------------------------------
Strong International         Capital growth.
Stock Fund
--------------------------   -----------------------------------------------------------------
Strong Asia Pacific Fund     Capital growth.
--------------------------   -----------------------------------------------------------------

* The Fund is closed to new investors except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

     Strong also serves as advisor or subadvisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.

     The Fund may from time to time be compared to the other funds in the Strong Family of Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

     Financial goals vary from person to person. You may choose one or more of the Strong Funds to help you reach your financial goals.

(10) TYING TIME FRAMES TO YOUR GOALS

     There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. Strong developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS

    UNDER 1 YEAR             1 TO 2 YEARS                 4 TO 7 YEARS             5 OR MORE YEARS
--------------------  ---------------------------  --------------------------  ------------------------
Money Market Fund     Advantage Fund               Government Securities Fund  Index 500 Fund
Heritage Money Fund   Municipal Advantage Fund     Municipal Bond Fund         Total Return Fund
Municipal Money              2 TO 4 YEARS          Corporate Bond Fund         Opportunity Fund
Market Fund           ---------------------------  International Bond Fund     Growth Fund
                      Short-Term Bond Fund         High-Yield Municipal Bond   Common Stock Fund*
                      Short-Term Municipal Bond    Fund                        Discovery Fund
                      Fund                         International Bond Fund     International Stock Fund
                      Short-Term Global Bond Fund  High-Yield Municipal Bond   Asia Pacific Fund
                                                   Fund                        Value Fund
                                                   Asset Allocation Fund       Small Cap Fund
                                                   American Utilities Fund     Growth and Income Fund
                                                   High-Yield Bond Fund        Mid Cap Fund
                                                   Equity Income Fund          Schafer Value Fund


* This Fund is closed to new investors except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

ADDITIONAL FUND INFORMATION

(1) PORTFOLIO CHARACTERISTICS

     In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

(2) MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE

     Occasionally statistics may be used to specify Fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

                                                  2
Standard deviation = the square root of  (xi - xm)
                                         ---------
                                            n-1
where    = "the sum of",
         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

     Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

     Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

                              GENERAL INFORMATION

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

     These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.

1. Have a plan - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. Start investing as soon as possible. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. Diversify your portfolio. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. Invest regularly. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. Maintain a long-term perspective. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. Consider stocks to help achieve major long-term goals. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. Keep a comfortable amount of cash in your portfolio. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. Know what you're buying. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

STRONG RETIREMENT PLAN SERVICES

     Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.

Markets:

     The retirement plan services provided by Strong focus on four distinct markets, based on the belief that a retirement plan should fit the customer's needs, not the other way around.

1. Small company plans. Small company plans are designed for companies with 1-50 plan participants. The objective is to incorporate the features and benefits typically reserved for large companies, such as sophisticated recordkeeping systems, outstanding service, and investment expertise, into a small company plan without administrative hassles or undue expense. Small company plan sponsors receive a comprehensive plan administration manual as well as toll-free telephone support.

2. Large company plans. Large company plans are designed for companies with between 51 and 1,000 plan participants. Each large company plan is assigned a team of professionals consisting of an account manager, who is typically an attorney, CPA, or holds a graduate degree in business, a conversion specialist (if applicable), an accounting manager, a legal/technical manager, and an education/communications educator.

3. Women-owned businesses.

4. Non-profit and educational organizations (the 403(b) market).

Turnkey approach:

     The retirement plans offered by Strong are designed to be streamlined and simple to administer. To this end, Strong has invested heavily in the equipment, systems, and people necessary to adopt or convert a plan, and to keep it running smoothly. Strong provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, Strong provides customizable IRS-approved prototype documents. Strong's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

     Strong strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options. The open architecture design of the plans allow for the use of the family of mutual funds managed by Strong as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.

Education:

     Participant education and communication is key to the success of any retirement program, and therefore is one of the most important services that Strong provides. Strong's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, Strong provides attractive, readable print materials that are supplemented with audio and video tapes, and retirement education programs.

Service:

     Strong's goal is to provide a world class level of service. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. Strong is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries.

     Strong has designed both "high-tech" and "high-touch" systems, providing an automated telephone system as well as personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.

STRONG FINANCIAL ADVISORS GROUP

     The Strong Financial Advisors Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by Strong, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to Strong's network of regional representatives, and other specialized services. For more information on the Strong Financial Advisors Group, call 1-800-368-1683.

                            INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick LLP, Three Embarcadero Center, San Francisco, California 94111, have been selected as the independent accountants for the Fund and the Master Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL

     Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as outside legal counsel for the Fund.

                              FINANCIAL STATEMENTS


     The unaudited financial statements for the fiscal period from May 1, 1997 to August 31, 1997 attached hereto contains the following information:

            (a)     Schedule of Investments in Securities.
            (b)     Statement of Operations.
            (c)     Statement of Assets and Liabilities.
            (d)     Statement of Changes in Net Assets.
            (e)     Notes to Financial Statements.
            (f)     Financial Highlights.

                           STRONG EQUITY FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements:

     (1) Strong Growth, Small Cap, and Value Funds (all included or incorporated by reference in Parts A & B) (Audited):

          Schedules of Investments in Securities
          Statements of Operations
          Statements of Assets and Liabilities
          Statements of Changes in Net Assets
          Notes to Financial Statements
          Financial Highlights
          Report of Independent Accountants

          Incorporated by reference to the Annual Report to Shareholders of the Strong Growth Funds dated December 31, 1996, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-70764 and 811-8100)

     (2) For the three-month period ended March 31, 1997 (unaudited) - Strong Mid Cap Fund (included in Part B).

          Schedule of Investments in Securities
          Statement of Operations
          Statement of Assets and Liabilities
          Statement of Changes in Net Assets
          Notes to Financial Statements
          Financial Highlights

          Incorporated by reference to the Interim Financial Statements included in Part B of Post-Effective Amendment No. 12 to the Registrant's Registration Statement, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-70764 and 811-8100)

     (3)  Strong Index 500 Fund (unaudited)

          Schedule of Investments in Securities
          Statement of Operations
          Statement of Assets and Liabilities
          Statement of Changes in Net Assets
          Notes to Financial Statements
          Financial Highlights

          Incorporated by reference to the Semi-Annual Report to Shareholders of the Strong Index 500 Fund dated August 31, 1997, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-70764 and 811-8100)

    (4)      Strong Growth 20, Small Cap Value, and Dow Theory Funds

             Inapplicable

(b) Exhibits

    (1)      Articles of Incorporation dated July 31, 1996(4)
    (1.1)    Amendment to Articles of Incorporation dated October 22, 1996(5)
    (1.2)    Amendment to Articles of Incorporation dated April 4, 1997(7)
    (1.3)    Amendment to Articles of Incorporation dated June 24, 1997(8)
    (1.4)    Amendment to Articles of Incorporation dated ____________________*
    (2)      Bylaws dated October 20, 1995(1)
    (3)      Inapplicable
    (4)      Specimen Stock Certificate(1)
    (5)      Investment Advisory Agreement(1) [Excluding Index 500 Fund.]
    (5.1)    Subadvisory Agreement (Value Fund)(1)
    (6)      Distribution Agreement(1)
    (7)      Inapplicable
    (8.1)    Custody Agreement with Firstar (Growth, Value, Small Cap, Mid Cap, and Growth 20 Funds)(3)
    (8.2)    Global Custody Agreement with Brown Brothers Harriman & Co.
             (Growth, Small Cap, Mid Cap, and Growth 20 Funds)(3)
    (8.3)    Custody Agreement with Investors Bank and Trust (Index 500 Fund)(7)
    (9)      Shareholder Servicing Agent Agreement (relating to transfer and dividend-disbursing agent activities)[Excluding Index 500 Fund](1)
    (9.1)    Shareholder Servicing Agent Agreement (relating to
             personal services provided to shareholders)[Index 500 Fund](7)
    (10)     Opinion of Counsel (Small Cap Value and Dow Theory Funds)*
    (11)     Inapplicable
    (12)     Inapplicable
    (13)     Stock Subscription Agreement (Small Cap Value and Dow Theory
             Funds)*
    (14.1)   Prototype Defined Contribution Retirement Plan - No. 1(2)
    (14.1.1) Prototype Defined Contribution Retirement Plan - No. 2(2)
    (14.2)   Individual Retirement Custodial Account(2)
    (14.3)   Section 403(b)(7) Retirement Plan dated 6/96(4)
    (14.4)   Simplified Employee Pension Plan(3)
    (15)     Inapplicable
    (16)     Computation of Performance Figures(7)
    (17)     Inapplicable
    (18)     Inapplicable
    (19)     Power of Attorney for the Registrant dated December 27, 1996(5)
    (19.1)   Power of Attorney for the Master Investment Portfolio dated
             February 13, 1997(7)
    (20)     Letter of Representation (Index 500 Fund)
    (21.1)   Code of Ethics for Access Persons dated October 18, 1996(5)
    (21.2)   Code of Ethics for Non-Access Persons dated October 18, 1996(5)
__________________________

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on or about December 15, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on or about April 25, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on or about July 30, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on or about October 17, 1996.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on or about December 30, 1996.

(6) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on or about February 14, 1997.

(7) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on or about April 25, 1997.

(8) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on or about June 27, 1997.

*    To be filed by Amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant

     Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities


                                            Number of Record Holders
                 Title of Class              as of October 31, 1997
                 --------------             ------------------------

           Common Stock, $.00001 par value

              Strong Growth Fund                             120,867
              Strong Small Cap Fund                           15,905
              Strong Value Fund                                5,988
              Strong Mid Cap Fund                              1,672
              Strong Index 500 Fund                            1,907
              Strong Growth 20 Fund                            4,482
              Strong Small Cap Value Fund                          0
              Strong Dow Theory Fund                               0

Item 27.  Indemnification

     Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Group and Great American Insurance Company in the aggregate amount of $80,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"), Article VII of Registrant's Bylaws provides as follows:

      ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

           SECTION 7.01. Mandatory Indemnification. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

           SECTION 7.02. Permissive Supplementary Benefits. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

           SECTION 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

           SECTION 7.04. Investment Company Act. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 28.  Business and Other Connections of Investment Advisor

     Growth, Value, Small Cap, and Mid Cap Funds

     The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers of the Funds" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     Growth 20 and Small Cap Value Funds

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     Index 500 Fund

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund," and "Investment Advisor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     Dow Theory Fund

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  Principal Underwriters

     (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Bond Fund, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Total Return Fund, Inc.; and Strong Variable Insurance Funds, Inc.

     (b) Growth, Value, Small Cap, and Mid Cap Funds

     The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers of the Funds" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     Growth 20 and Small Cap Value Funds

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     Index 500 Fund

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund," and "Investment Advisor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     Dow Theory Fund

     The information contained under "About the Fund - Management" in the Prospectus and under "Directors and Officers of the Fund" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (c)  Inapplicable

Item 30.  Location of Accounts and Records

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings

     (a)  Inapplicable

     (b) The Registrant undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement with respect to Strong Growth 20, Strong Small Cap Value, and Strong Dow Theory Funds.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of Strong Growth, Strong Value, Strong Small Cap, and Strong Mid Cap Funds' latest annual report to shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 25th day of November, 1997.

                                             STRONG EQUITY FUNDS, INC.
                                             (Registrant)


                                             By: /s/ Thomas P. Lemke
                                                 ---------------------------
                                                 Thomas P. Lemke, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


        Name                           Title                         Date
        ----                           -----                         ----

/s/ Thomas P. Lemke    Vice President (Acting Principal        November 25, 1997
---------------------- Executive Officer)
Thomas P. Lemke


/s/ Richard S. Strong  Chairman of the Board and a Director    November 25, 1997
----------------------
Richard S. Strong


/s/ John A. Flanagan   Treasurer (Principal Financial and      November 25, 1997
---------------------- Accounting Officer)
John A. Flanagan

                       Director                                November 25, 1997
----------------------
Marvin E. Nevins*

                       Director                                November 25, 1997
----------------------
Willie D. Davis*

                       Director                                November 25, 1997
----------------------
William F. Vogt*

                       Director                                November 25, 1997
----------------------
Stanley Kritzik*

* John S. Weitzer signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A.


                                        By:  /s/ John S. Weitzer
                                           ---------------------------
                                            John S. Weitzer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, and State of Arkansas on the 25th day of November, 1997.

                                MASTER INVESTMENT PORTFOLIO -
                                S&P 500 INDEX MASTER PORTFOLIO


                                By:  /s/ Richard H. Blank, Jr.
                                     --------------------------------------
                                     Richard H. Blank, Jr.
                                     Secretary and Treasurer
                                     (Principal Financial Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

          Name                           Title                       Date
          ----                           -----                       ----

                           Chairman, President (Principal      November 25, 1997
-------------------------- Executive Officer) and Trustee
R. Greg Feltus*


/s/ Richard H. Blank, Jr.  Secretary and Treasurer             November 25, 1997
-------------------------- (Principal Financial Officer)
Richard H. Blank, Jr.

                           Trustee                             November 25, 1997
--------------------------
Jack S. Euphrat*

                           Trustee                             November 25, 1997
--------------------------
Thomas S. Goho*

                           Trustee                             November 25, 1997
--------------------------
Zoe Ann Hines*

                           Trustee                             November 25, 1997
--------------------------
W. Rodney Hughes*

                           Trustee                             November 25, 1997
--------------------------
Robert M Joses*

                           Trustee                             November 25, 1997
--------------------------
J. Tucker Morse*


* Richard H. Blank signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A.

                                        By:  /s/ Richard H. Blank, Jr.
                                             ---------------------------------
                                             Richard H. Blank, Jr.
                                             Secretary and Treasurer
                                             (Principal Financial Officer)

                                  EXHIBIT INDEX


                                                                    EDGAR
Exhibit No.                          Exhibit                      Exhibit No.
-----------                          -------                      -----------

(20)         Letter of Representation                          EX-99.B20